Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
November 30, 2025
XGB-NPRT1-0126
1.9891227.107
U.S. Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Financials - 1.0%
Financial Services - 1.0%
Fannie Mae 0.875% 12/18/2026	1,200,000	1,165,111
Fannie Mae 0.875% 8/5/2030	1,057,000	934,665
Fannie Mae 1.875% 9/24/2026	674,000	664,229
Fannie Mae 2.125% 4/24/2026	221,000	219,559
Fannie Mae 5.625% 7/15/2037	163,000	182,058
Fannie Mae 6.25% 5/15/2029	71,000	77,269
Fannie Mae 7.125% 1/15/2030	6,000	6,808
Fannie Mae 7.25% 5/15/2030	866,000	995,531
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	486,631
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	977,823
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	126,050
Federal Farm Credit Banks Funding Corp 3% 8/3/2026	1,560,000	1,551,990
Federal Home Loan Bank 1% 3/23/2026	994,500	985,502
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,037,150
Federal Home Loan Bank 3.5% 10/4/2027	3,500,000	3,498,621
Federal Home Loan Bank 4.375% 9/8/2028	100,000	102,199
Federal Home Loan Bank 5.5% 7/15/2036	100,000	110,832
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	668,073
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	198,494
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	205,740
		14,194,335
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,220,891
Tennessee Valley Authority 4.875% 1/15/2048	630,000	617,075
		2,837,966
TOTAL UNITED STATES		17,032,301
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,597,165)		17,032,301

U.S. Treasury Obligations - 97.7%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.35	1,361,000	880,556
US Treasury Bonds 1.125% 8/15/2040	1.40 to 4.33	954,000	610,970
US Treasury Bonds 1.375% 11/15/2040	1.36 to 1.79	12,447,000	8,242,248
US Treasury Bonds 1.375% 8/15/2050	2.42 to 5.03	3,995,000	2,031,988
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,637,376
US Treasury Bonds 1.75% 8/15/2041	1.91 to 4.48	5,538,000	3,811,053
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.78	14,569,000	8,329,940
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.23	3,726,000	2,654,921
US Treasury Bonds 1.875% 2/15/2051	2.11 to 4.23	4,303,000	2,484,983
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	3,952,702
US Treasury Bonds 2% 2/15/2050	1.26 to 5.05	7,683,000	4,645,814
US Treasury Bonds 2% 8/15/2051	1.93 to 4.60	12,301,000	7,285,940
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	5,169,463
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,386,366
US Treasury Bonds 2.25% 8/15/2046	2.31 to 4.65	1,700,000	1,147,500
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,641,774
US Treasury Bonds 2.375% 11/15/2049	2.29 to 4.63	7,159,000	4,733,889
US Treasury Bonds 2.375% 2/15/2042	3.60 to 4.16	9,280,000	6,961,642
US Treasury Bonds 2.375% 5/15/2051	2.07 to 4.37	4,459,000	2,900,440
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	674,032
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,898,263
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	290,118
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	328,939
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,409,250
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	6,964,678
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,644,296
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	4,159,000	3,295,195
US Treasury Bonds 2.875% 5/15/2049	1.81 to 2.20	475,000	350,127
US Treasury Bonds 2.875% 5/15/2052	4.55 to 4.93	3,220,000	2,320,664
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	50,709
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,234,730
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,874,057
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,334,297
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	1,012,888
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,232,083
US Treasury Bonds 3% 5/15/2045	1.21	303,000	238,541
US Treasury Bonds 3% 5/15/2047	3.01	8,000	6,160
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	394,399
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	8,700,000	6,427,125
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	421,270
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	58,726
US Treasury Bonds 3.125% 2/15/2043	3.01 to 4.93	877,000	723,970
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,571,570
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,937,115
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,771,127
US Treasury Bonds 3.375% 11/15/2048	3.17 to 4.76	2,120,000	1,720,678
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,671,800
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.41	3,690,000	3,180,607
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,753,906
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	6,215,221
US Treasury Bonds 3.625% 5/15/2053	4.61 to 4.71	2,960,000	2,466,628
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,239,455
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.88	7,025,000	6,286,003
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	252,334
US Treasury Bonds 3.875% 2/15/2043	4.32	480,000	440,475
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.53	20,780,000	19,026,153
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,226,813
US Treasury Bonds 4% 11/15/2042	4.31 to 4.71	3,140,000	2,934,551
US Treasury Bonds 4% 11/15/2052	3.65 to 5.01	10,560,000	9,427,688
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	4,540,000	4,140,090
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	90,196
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.95	11,990,000	11,165,219
US Treasury Bonds 4.25% 8/15/2054	4.12 to 4.48	4,070,000	3,790,346
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	523,878
US Treasury Bonds 4.375% 2/15/2038	4.20 to 4.65	1,250,000	1,278,076
US Treasury Bonds 4.375% 5/15/2040	4.75	540,000	538,882
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.26	1,540,000	1,501,199
US Treasury Bonds 4.5% 11/15/2054	4.71	700,000	679,875
US Treasury Bonds 4.5% 2/15/2036	0.91 to 4.55	2,581,000	2,697,246
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.93	15,170,000	14,988,671
US Treasury Bonds 4.5% 5/15/2038	3.83 to 4.23	1,740,000	1,796,618
US Treasury Bonds 4.625% 11/15/2044	4.85 to 4.86	4,960,000	4,961,937
US Treasury Bonds 4.625% 11/15/2045	4.63	1,370,000	1,368,930
US Treasury Bonds 4.625% 11/15/2055	4.67	2,490,000	2,472,103
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,610,309
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.93	6,520,000	6,466,507
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.85	3,020,000	2,993,811
US Treasury Bonds 4.75% 11/15/2043	4.63	570,000	581,712
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.83	23,010,000	23,243,696
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.63	1,872,000	1,937,008
US Treasury Bonds 4.75% 5/15/2055	4.76 to 4.90	3,010,000	3,046,214
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.73	4,650,000	4,708,125
US Treasury Bonds 4.875% 8/15/2045	4.63 to 4.87	5,650,000	5,826,563
US Treasury Bonds 5% 5/15/2037	1.50 to 4.43	2,741,000	2,970,559
US Treasury Bonds 5% 5/15/2045	4.54 to 4.89	3,540,000	3,710,916
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,102,900
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,539,507
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,120,781
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,364,394
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,732,721
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,529,065
US Treasury Bonds 6.5% 11/15/2026	3.61	980,000	1,006,644
US Treasury Notes 0.375% 7/31/2027	0.74 to 4.39	23,102,000	21,931,559
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,445,432
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,535,640
US Treasury Notes 0.5% 4/30/2027	0.55 to 4.81	8,887,000	8,515,204
US Treasury Notes 0.5% 5/31/2027	1.27 to 3.75	5,115,000	4,889,221
US Treasury Notes 0.5% 6/30/2027	0.49 to 3.88	4,825,000	4,601,655
US Treasury Notes 0.5% 8/31/2027	0.49 to 4.24	4,183,000	3,970,092
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	6,017,263
US Treasury Notes 0.625% 12/31/2027	0.64 to 0.76	2,957,000	2,787,666
US Treasury Notes 0.625% 3/31/2027	0.51 to 3.59	7,056,000	6,788,368
US Treasury Notes 0.625% 5/15/2030	0.65 to 3.53	3,797,000	3,337,949
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	10,072,472
US Treasury Notes 0.75% 1/31/2028	1.66 to 4.33	6,097,000	5,750,709
US Treasury Notes 0.875% 11/15/2030	0.91 to 4.32	16,129,000	14,146,267
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	946,401
US Treasury Notes 1.125% 2/15/2031	3.71	1,220,000	1,078,366
US Treasury Notes 1.125% 2/28/2027	1.22 to 4.61	5,768,000	5,596,087
US Treasury Notes 1.125% 2/29/2028	4.50	2,710,000	2,572,383
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,640,389
US Treasury Notes 1.25% 12/31/2026	3.62 to 4.36	25,650,000	25,009,752
US Treasury Notes 1.25% 3/31/2028	1.91 to 4.36	1,660,000	1,577,648
US Treasury Notes 1.25% 4/30/2028	1.28 to 4.33	8,813,000	8,358,924
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,757,871
US Treasury Notes 1.25% 6/30/2028	1.21 to 4.20	9,260,000	8,751,062
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	17,508,808
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.27	2,220,000	2,086,627
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,276,638
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.50	18,323,000	16,054,097
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	8,269,261
US Treasury Notes 1.5% 1/31/2027	1.25	4,376,000	4,271,386
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,676,466
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.40	14,272,000	13,131,913
US Treasury Notes 1.625% 5/15/2031	1.51 to 4.49	9,393,000	8,458,470
US Treasury Notes 1.625% 8/15/2029	3.93 to 4.70	4,888,000	4,570,662
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	8,224,300
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,695,722
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	10,830,000	9,721,629
US Treasury Notes 1.875% 2/28/2027	4.55	4,800,000	4,700,625
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	5,120,289
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,454,985
US Treasury Notes 2.25% 2/15/2027	2.44	1,829,000	1,800,208
US Treasury Notes 2.25% 8/15/2027	1.63 to 2.66	1,597,000	1,563,189
US Treasury Notes 2.375% 3/31/2029	2.87 to 2.89	3,930,000	3,788,919
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,933
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,374,247
US Treasury Notes 2.5% 3/31/2027	3.54	20,290,000	20,007,842
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,700,412
US Treasury Notes 2.625% 5/31/2027	2.71 to 4.40	3,380,000	3,334,317
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,628,403
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,071,984
US Treasury Notes 2.75% 4/30/2027	4.55	4,700,000	4,647,492
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	857,552
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.12	4,416,000	4,359,765
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	11,750,000	11,042,705
US Treasury Notes 2.875% 4/30/2029	3.60 to 4.75	12,210,000	11,954,830
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,836,177
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.73	9,980,000	9,482,559
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	13,103,480
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,412,308
US Treasury Notes 3.125% 8/31/2027	3.31 to 4.08	4,070,000	4,042,178
US Treasury Notes 3.125% 8/31/2029	3.37 to 4.48	5,100,000	5,024,496
US Treasury Notes 3.25% 6/30/2027	2.72 to 3.47	3,060,000	3,046,493
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,348,005
US Treasury Notes 3.375% 5/15/2033	3.63 to 3.95	10,880,000	10,560,400
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,361,180
US Treasury Notes 3.375% 9/15/2028	3.60 to 3.62	9,360,000	9,330,750
US Treasury Notes 3.5% 1/31/2028	3.91	2,270,000	2,270,000
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,555,917
US Treasury Notes 3.5% 10/15/2028	3.57	3,590,000	3,590,000
US Treasury Notes 3.5% 11/15/2028	3.49	4,730,000	4,731,109
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	12,391,644
US Treasury Notes 3.5% 9/30/2027	3.61	740,000	739,797
US Treasury Notes 3.5% 9/30/2029	4.02	18,540,000	18,505,962
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	13,600,000	13,611,688
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,428,288
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.60	20,230,000	20,299,541
US Treasury Notes 3.625% 8/31/2027	3.61	6,640,000	6,650,634
US Treasury Notes 3.625% 8/31/2029	3.75 to 4.09	17,460,000	17,505,014
US Treasury Notes 3.625% 8/31/2030	3.69	10,590,000	10,600,755
US Treasury Notes 3.625% 9/30/2030	3.74	5,240,000	5,244,913
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	8,430,000	8,410,242
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,293,503
US Treasury Notes 3.75% 4/15/2028	3.59	7,870,000	7,915,191
US Treasury Notes 3.75% 4/30/2027	3.60 to 3.92	22,900,000	22,955,461
US Treasury Notes 3.75% 5/15/2028	3.86 to 3.89	24,210,000	24,359,872
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	5,114,528
US Treasury Notes 3.75% 6/30/2027	3.54 to 3.72	6,670,000	6,690,323
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	2,033,651
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,166,070
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	940,788
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,863,627
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,426,358
US Treasury Notes 3.875% 3/15/2028	3.59	3,660,000	3,691,024
US Treasury Notes 3.875% 3/31/2027	3.68	2,860,000	2,870,390
US Treasury Notes 3.875% 4/30/2030	3.72	8,080,000	8,176,897
US Treasury Notes 3.875% 5/31/2027	3.83	4,810,000	4,832,171
US Treasury Notes 3.875% 6/15/2028	3.69 to 3.77	15,190,000	15,333,593
US Treasury Notes 3.875% 6/30/2030	3.70 to 3.80	10,030,000	10,151,065
US Treasury Notes 3.875% 7/15/2028	3.89	2,910,000	2,937,736
US Treasury Notes 3.875% 7/31/2027	3.58	3,370,000	3,388,035
US Treasury Notes 3.875% 7/31/2030	3.67 to 3.74	7,910,000	8,004,549
US Treasury Notes 3.875% 8/15/2033	3.95 to 4.91	14,630,000	14,657,431
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	7,990,000	7,958,501
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,093,692
US Treasury Notes 3.875% 9/30/2032	3.93	4,850,000	4,876,523
US Treasury Notes 4% 1/15/2027	3.91 to 4.14	11,500,000	11,548,516
US Treasury Notes 4% 1/31/2031	4.28 to 4.40	4,600,000	4,679,063
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,893,117
US Treasury Notes 4% 11/15/2035	4.02	4,430,000	4,423,078
US Treasury Notes 4% 12/15/2027	4.32 to 4.48	6,110,000	6,170,441
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	14,210,000	14,322,126
US Treasury Notes 4% 2/28/2030	3.54 to 4.58	5,060,000	5,144,399
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,456,198
US Treasury Notes 4% 3/31/2030	3.96	3,650,000	3,711,309
US Treasury Notes 4% 4/30/2032	3.93 to 4.06	7,130,000	7,234,722
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	22,730,000	23,121,560
US Treasury Notes 4% 6/30/2028	4.31	5,140,000	5,205,254
US Treasury Notes 4% 7/31/2029	4.32	4,700,000	4,773,070
US Treasury Notes 4% 7/31/2032	3.76 to 4.15	4,810,000	4,875,574
US Treasury Notes 4.125% 1/31/2027	4.36	2,570,000	2,584,757
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,638,761
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.39	6,040,000	6,164,339
US Treasury Notes 4.125% 11/15/2027	4.11	11,040,000	11,166,356
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	7,680,000	7,838,100
US Treasury Notes 4.125% 2/29/2032	4.12	9,260,000	9,461,839
US Treasury Notes 4.125% 3/31/2032	4.08	2,310,000	2,360,261
US Treasury Notes 4.125% 5/31/2032	3.99	5,700,000	5,822,899
US Treasury Notes 4.125% 7/31/2031	4.22	2,200,000	2,250,247
US Treasury Notes 4.125% 8/31/2030	3.90 to 4.66	6,000,000	6,135,469
US Treasury Notes 4.25% 1/15/2028	4.24	12,310,000	12,496,093
US Treasury Notes 4.25% 1/31/2030	4.33	6,190,000	6,351,762
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	19,890,000	20,335,971
US Treasury Notes 4.25% 2/15/2028	3.97	25,150,000	25,549,488
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,330,000	17,835,684
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.36	7,180,000	7,328,088
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	12,690,000	12,935,869
US Treasury Notes 4.375% 1/31/2032	4.15 to 4.44	18,020,000	18,661,259
US Treasury Notes 4.375% 11/30/2030	3.60	2,730,000	2,823,844
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	8,480,000	8,766,862
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,342,241
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	9,290,000	9,695,349
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,178,303
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	12,290,000	12,911,697
US Treasury Notes 4.625% 4/30/2029	3.64	2,500,000	2,587,695
US Treasury Notes 4.625% 4/30/2031	4.08 to 4.36	8,670,000	9,083,180
US Treasury Notes 4.625% 9/30/2028	3.46	4,970,000	5,121,041
US Treasury Notes 4.625% 9/30/2030	4.28 to 4.38	3,370,000	3,520,860
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.79	3,620,000	3,677,128
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,981,125
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	813,432
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,470,344,275)			1,436,529,895

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,514,685)	4.02	2,514,182	2,514,685

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,490,456,125)	1,456,076,881
NET OTHER ASSETS (LIABILITIES) - 1.0%	14,687,862
NET ASSETS - 100.0%	1,470,764,743

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,090,395	32,903,684	38,480,254	32,092	860	-	2,514,685	2,514,182	0.0%
Fidelity Securities Lending Cash Central Fund	-	57,517,645	57,517,645	2,862	-	-	-	-	0.0%
Total	8,090,395	90,421,329	95,997,899	34,954	860	-	2,514,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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